Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property and Equipment
Schedule of property and equipment

	Depreciable
	Life	As of December 31,
	(In Years)	2012	2011
		(In thousands)
Equipment leased to customers	2-5	$3,424,911	$3,496,154
EchoStar I	12	201,607	201,607
EchoStar VII	15	177,000	177,000
EchoStar X	15	177,192	177,192
EchoStar XI	15	200,198	200,198
EchoStar XIV	15	316,541	316,541
EchoStar XV	15	277,658	277,658
Satellites acquired under capital lease agreements	10-15	499,819	499,819
Furniture, fixtures, equipment and other	1-10	580,588	506,736
Buildings and improvements	1-40	74,398	70,716
Land	—	5,207	4,447
Construction in progress	—	20,469	42,038
Total property and equipment		5,955,588	5,970,106
Accumulated depreciation		(2,948,204)	(2,847,863)
Property and equipment, net		$3,007,384	$3,122,243

Schedule of Construction in progress
	As of December 31,
	2012	2011
	(In thousands)
Software related projects	$6,088	$20,149
Other	14,381	21,889
Construction in progress	$20,469	$42,038

Schedule of depreciation and amortization expense

	For the Three Months
	Ended March 31,
	2013	2012
	(In thousands)
Equipment leased to customers	$163,118	$152,443
Satellites	27,171	32,087
Buildings, furniture, fixtures, equipment and other	15,207	12,765
Total depreciation and amortization	$205,496	$197,295

	For the Years Ended December 31,
	2012	2011	2010
	(In thousands)
Equipment leased to customers	$649,394	$725,904	$822,442
Satellites	123,431	128,352	110,510
Buildings, furniture, fixtures, equipment and other	58,081	50,699	50,408
148 degree orbital location (1)	67,776	—	—
Total depreciation and amortization	$898,682	$904,955	$983,360

(1)           See “FCC Authorizations” below.

Schedule of Satellites

		Degree	Estimated
	Launch	Orbital	Useful Life
Satellites	Date	Location	(Years)
Owned:
EchoStar I (1)	December 1995	77	12
EchoStar VII (2)	February 2002	119	15
EchoStar X (2)	February 2006	110	15
EchoStar XI (2)	July 2008	110	15
EchoStar XIV	March 2010	119	15
EchoStar XV	July 2010	61.5	15

Leased from EchoStar:
EchoStar VI (1)(4)	July 2000	77	NA
EchoStar VIII (1)(3)(4)	August 2002	77	NA
EchoStar IX (1)(3)	August 2003	121	NA
EchoStar XII (1)(4)	July 2003	61.5	NA
Nimiq 5 (1)(3)	September 2009	72.7	NA
EchoStar XVI (1)	November 2012	61.5	NA
QuetzSat-1 (1)(3)	September 2011	77	NA

Leased from Other Third Party:
Anik F3	April 2007	118.7	NA
Ciel II	December 2008	129	NA

Under Construction:
EchoStar XVIII	2015	110	15

(1)         See Note 15 for further discussion of our Related Party Transactions with EchoStar.

(2)         During the fourth quarter 2012, the estimated useful life of these satellites was extended from 12 years to 15 years on a prospective basis based on management’s assessment of, among other things, these satellites’ useful lives, technological obsolescence risk, estimated remaining fuel life and estimated useful lives of our other owned and leased DBS satellites.  This increase in the estimated useful life of these satellites had an immaterial effect on our results of operations.

(3)        We lease a portion of the capacity on these satellites.

(4)        We generally have the option to renew each lease on a year-to-year basis through the end of the respective satellite’s useful life.